TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 13 - TAXES ON INCOME

A. Taxation under Various Laws

1.	Tax rate applicable to Ocean Yetsira, Yetsira and Ocean is 23%.

2.	Tax rates applicable to the Company:

The enactment of the Tax Cuts and Jobs Act (“Tax Act”) in December 2017, reduced the federal income tax rates from an average of 35% to a 21% flat rate, beginning in the 2018 tax year. The Tax Act also includes a provision designed to currently tax global intangible low-taxed income (“GILTI”), beginning in 2018 tax year. As the Company is currently in a loss position, there was no tax effect in the current year. The Company will record the U.S. income tax effect of future GILTI inclusions in the period in which they arise, if relevant.

After the enactment of the Tax Act, the SEC issued Staff Accounting Bulletin No. 118 (“SAB 118”) which provided guidance on accounting for the enactment effect of the Tax Act. SAB 118 addressed the application of U.S. GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provided or a measurement period of up to one year from the Tax Act enactment date for companies to complete their accounting under ASC 740. During the quarter ended December 31, 2019, the Company completed the accounting for the income tax effects of the Tax Act, which resulted in an immaterial change in the net deferred tax asset, before valuation allowance, at the enactment date.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 13 - TAXES ON INCOME (CONT.)

B. Net operating losses carryforward

As of December 31, 2021, Ocean Yetsira, Yetsira and Ocean have accumulated net operating loss carryforwards for Israeli tax purposes in the amount of approximately $765 thousand which may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2021, the Company (excluding subsidiaries) has accumulated net operating loss carryforwards for U.S. federal income tax purposes of approximately $50 thousand which may be carried forward and offset against taxable income in the future for an indefinite period. Utilization of the U.S. net operating losses may be subject to substantial annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

C. Income taxes on foreign subsidiaries

Foreign subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company’s foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions.

D. Income tax expenses

Income tax expense for the years ended December 31, 2021 and 2020 are as follows:

	December 31,
	2021	2020

Current income tax	$-	$-
Deferred taxed	$18	$(13)
	$18	$(13)

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 13 - TAXES ON INCOME (CONT.)

E. Deferred income taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2021	2020

Deferred tax assets:
Net operation loss carryforward	$186	$345

Net deferred tax asset before valuation allowance	186	345
Valuation allowance	(186)	(345)

Net deferred tax asset	$-	$-

	Year Ended December 31,
	2021	2020

Deferred tax liability:
Customer relations intangible assets	$71	$86

Net deferred tax liability	$71	$86

The Company has a valuation allowance against a majority of its net deferred tax assets due to the uncertainty of realization of the deferred tax assets due to the operating loss history of the Company. The Company currently provides a valuation allowance against deferred taxes when it is more likely than not that some portion, or all of its deferred tax assets will not be realized. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income.

F. Reconciliation of Income Taxes

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect to deferred taxes relating to accumulated net operating losses carried forward and temporary differences due to the uncertainty of the realization of such deferred taxes.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 13 - TAXES ON INCOME (CONT.)

G. The components of profit and loss before taxes on income are as follows:

	Year ended December 31,
	2021	2020

Foreign	$20	$652
Domestic	101	107

Loss before taxes on income	$121	$759

H. Tax Assessments

The Company, Yetsira and Ocean Yetsira have not received final tax assessments for income tax purposes since incorporation. Ocean tax assessments until 2016 are considered final.